Changes in the scope of the consolidated condensed interim financial statements, 2019 (Details) $ in Thousands	Aug. 02, 2019 USD ($) MW	May 24, 2019 USD ($) MW	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Oct. 22, 2019 USD ($)
Changes in the scope of the consolidated financial statements [Abstract]
Investments carried under the equity method			$ 126,613	$ 139,925
Asset Acquisition [Abstract]
Concessional assets (Note 6)			162,000
Asset Acquisition [Member]
Asset Acquisition [Abstract]
Concessional assets (Note 6)			162,489	28,738
Investments carried under the equity method (Note 7)				113,897
Other non-current assets			931	25,342
Current assets			29,998	1,503
Deferred tax liabilities				(2,539)
Other current and non-current liabilities			(4,378)	(1,512)
Non-controlling interests			(25,632)	(92,303)
Asset acquisition - purchase price			(22,610)	(73,126)
Net result of the asset acquisition			$ 0	$ 0
Amherst Island [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Gross capacity | MW		75
Investments carried under the equity method		$ 4,900
Total investment		97,200
Amherst Island [Member] | Algonquin [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Investments carried under the equity method		$ 92,300
Monterrey [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Gross capacity | MW	142
Investments carried under the equity method	$ 17,000
Percentage interest acquired	30.00%
Total investment	$ 42,000
ASI Ops [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Investments carried under the equity method	$ 6,000
Percentage interest acquired	100.00%
Total investment	$ 6,000
ATN2 [Member]
Changes in the scope of the consolidated financial statements [Abstract]
Investments carried under the equity method					$ 20,000